Discontinued operations - Summary of Net Cash Flows from Discontinued Operations as Follows (Detail) - Elga Coal Complex [member] - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Operating	₽ 1,102	₽ 2,668
Investing	(182)	(867)
Financing	(906)	(1,800)
Net cash inflow	₽ 14	₽ 1